Loans (Schedule Of Troubled Debt Restructurings Occurring During The Year) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) number	Dec. 31, 2014 USD ($) number
General C I [Member]
Financing Receivable, Modifications [Line Items]
Number | number	3	4
Pre-Modification Outstanding Recorded Investment	$ 1,818	$ 1,767
Post-Modification Outstanding Recorded Investment	$ 1,754	$ 1,492
Commercial Financial And Industrial Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	3	4
Pre-Modification Outstanding Recorded Investment	$ 1,818	$ 1,767
Post-Modification Outstanding Recorded Investment	$ 1,754	$ 1,492
Income C R E [Member]
Financing Receivable, Modifications [Line Items]
Number | number	0	2
Pre-Modification Outstanding Recorded Investment	$ 0	$ 421
Post-Modification Outstanding Recorded Investment	$ 0	$ 421
Residential C R E [Member]
Financing Receivable, Modifications [Line Items]
Number | number	0	1
Pre-Modification Outstanding Recorded Investment	$ 0	$ 976
Post-Modification Outstanding Recorded Investment	$ 0	$ 960
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	0	3
Pre-Modification Outstanding Recorded Investment	$ 0	$ 1,397
Post-Modification Outstanding Recorded Investment	$ 0	$ 1,381
Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number | number	200	309
Pre-Modification Outstanding Recorded Investment	$ 22,530	$ 27,078
Post-Modification Outstanding Recorded Investment	$ 22,334	$ 27,514
R E Installment Loans [Member]
Financing Receivable, Modifications [Line Items]
Number | number	70	151
Pre-Modification Outstanding Recorded Investment	$ 5,451	$ 10,050
Post-Modification Outstanding Recorded Investment	$ 5,456	$ 9,958
Consumer Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	270	460
Pre-Modification Outstanding Recorded Investment	$ 27,981	$ 37,128
Post-Modification Outstanding Recorded Investment	$ 27,790	$ 37,472
Permanent Mortgage Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	6	34
Pre-Modification Outstanding Recorded Investment	$ 2,039	$ 9,362
Post-Modification Outstanding Recorded Investment	$ 2,054	$ 8,879
Credit Card And Other Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number | number	24	64
Pre-Modification Outstanding Recorded Investment	$ 115	$ 327
Post-Modification Outstanding Recorded Investment	$ 109	$ 315
Troubled Debt Restructurings [Member]
Financing Receivable, Modifications [Line Items]
Number | number	303	565
Pre-Modification Outstanding Recorded Investment	$ 31,953	$ 49,981
Post-Modification Outstanding Recorded Investment	$ 31,707	$ 49,539